Document and Entity Information	Feb. 25, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001415311
Document Type	8-K
Document Period End Date	Feb. 25, 2022
Entity Registrant Name	ProShares Trust II
Entity Incorporation State Country Code	DE
Entity File Number	001-34200
Entity Tax Identification Number	87-6284802
Entity Address, Address Line One	c/o ProShare Capital Management LLC
Entity Address, Address Line Two	7272 Wisconsin Avenue
Entity Address, Address Line Three	21st Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	497-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Future [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares VIX Mid-Term Futures ETF
Trading Symbol	(VIXM)
Security Exchange Name	CboeBZX
Pro Shares Ultra Bloomberg Natural Gas [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Bloomberg Natural Gas
Trading Symbol	(BOIL)
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Bloomberg Natural Gas [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Bloomberg Natural Gas
Trading Symbol	(KOLD)
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Silver [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Silver
Trading Symbol	(ZSL)
Security Exchange Name	NYSEArca
Gold [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Gold
Trading Symbol	(GLL)
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Australian Dollar [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Australian Dollar
Trading Symbol	(CROC)
Security Exchange Name	NYSEArca
Pro Shares Ultra Euro [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Euro
Trading Symbol	(ULE)
Security Exchange Name	NYSEArca
Pro Shares Short Euro [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Short Euro
Trading Symbol	(EUFX)
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Euro [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Euro
Trading Symbol	(EUO)
Security Exchange Name	NYSEArca
Pro Shares Ultra Yen [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Yen
Trading Symbol	(YCL)
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Yen [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Yen
Trading Symbol	(YCS)
Security Exchange Name	NYSEArca